Discontinued operations - Disclosure of detailed information of Impairment Assessment for Discontinued Operations Explanatory (Detail) - Discontinued operations [member]
€ / shares in Units, € in Millions, £ in Millions
	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 EUR (€) € / shares shares	Apr. 15, 2026 GBP (£)
Disclosure of analysis of single amount of discontinued operations [line items]
Shares (Number) | shares	181,080,690	181,080,690
Shares (Share price) | € / shares		€ 8.33
Cash	£ 750	€ 871	£ 750
Shares (value)	1,508	1,752
Total consideration	£ 2,258	2,622
Cost to sell		(44)
Dividend		(59)
Fair value less cost to sell		2,519
Carrying amount of Aegon UK		€ 1,183